Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Financial Statements – The accompanying financial statements have been prepared on the accrual basis of accounting.

Use of Estimates – The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements, accompanying notes and supplemental schedule and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition – Investments held by the Plan are included in The Bank of New York Mellon Corporation Retirement Plans Master Trust (the “Master Trust”). All investments, except fully benefit-responsive investment contracts, are reported at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Investments in fully benefit-responsive investment contracts are required to be reported at contract value. Contract value is the amount participants will receive if they were to initiate permitted transactions.

Investment transactions are recorded on the trade date of the purchase or sale. Dividend income from investments in common stock is recorded on the ex-dividend date. Interest income is recorded as earned on an accrual basis. Net appreciation (depreciation) in fair value includes the gains and losses on investments bought and sold as well as held during the year.

Notes Receivable from Participants – Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest.

Administrative Expenses – The Company pays all administrative fees related to the Plan, except administrative costs related to certain retirement planning services, participant loans, certain investment management fees described in Note 3 and the annual administrative fee for recordkeeping services for participants who are no longer actively employed by the Company.

Benefits Paid to Participants – Benefits paid to participants are recorded upon distribution.

Securities Lending – Securities lending transactions are accounted for as secured borrowings in accordance with the guidance in Financial Accounting Standards Board Accounting Standards Codification 860, Transfers and Servicing. As a result, the securities on loan are included in the net assets available for plan benefits. Collateral received, primarily cash, related to securities on loan is included as an asset at fair value with a corresponding payable included as a liability in the net assets available for plan benefits. See Note 4 for additional information.
Subsequent Events – The Plan has evaluated subsequent events through June 23, 2026, and determined that no additional events have occurred requiring adjustments to, or disclosure in, the financial statements.